Putnam PanAgora Market Neutral Fund
The fund's portfolio
5/31/19 (Unaudited)

INVESTMENT COMPANIES (4.3%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund	465,832	$465,832

Total investment companies (cost $465,832)		$465,832

SHORT-TERM INVESTMENTS (95.2%)(a)
	Principal amount	Value
U.S. Treasury Bills with effective yields ranging from 2.474% to 2.577%, 9/12/19(SEGSF)	$5,150,000	$5,116,732
U.S. Treasury Bills with an effective yield of 2.358%, 11/21/19	5,150,000	5,093,736

Total short-term investments (cost $10,205,881)		$10,210,468
TOTAL INVESTMENTS

Total investments (cost $10,671,713)		$10,676,300

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/19 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$52,455	$51,919	$—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	3M Co — Monthly	$(544)
52,222	51,319	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abbvie Inc — Monthly	(910)
38,724	38,529	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acs Actividades De Construccion Y Servicios Sa — Monthly	(201)
51,290	50,818	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adidas Ag — Monthly	(479)
73,061	72,695	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advance Auto Parts Inc — Monthly	(376)
42,837	42,810	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advanced Disposal Services Inc — Monthly	(33)
82,601	81,403	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agco Corp — Monthly	(1,211)
89,576	89,244	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	(346)
98,298	95,707	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akamai Technologies Inc — Monthly	(2,605)
14,240	14,231	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Alfa Sab De Cv — Monthly	(12)
63,210	61,363	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	(1,861)
38,832	37,670	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allergan Plc — Monthly	(1,167)
182,704	178,225	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(4,504)
105,274	104,011	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alphabet Inc — Monthly	(1,279)
51,312	51,577	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amada Holdings Co Ltd — Monthly	253
171,004	166,857	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.Com Inc — Monthly	(4,172)
44,547	44,377	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Midstream Partners Lp — Monthly	(177)
162,466	155,923	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	(6,566)
82,139	80,662	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ametek Inc — Monthly	(1,489)
19,600	19,769	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ammb Holdings Bhd — Monthly	165
1,443	1,354	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amplify Energy Corp — Monthly	(89)
42,519	41,941	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anadarko Petroleum Corp — Monthly	(584)
5,809	5,841	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anhui Conch Cement Co Ltd — Monthly	31
18,995	18,366	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anta Sports Products Ltd — Monthly	(631)
43,959	43,993	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aquantia Corp — Monthly	27
11,881	11,760	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arcosa Inc — Monthly	(123)
40,043	39,598	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Asahi Group Holdings Ltd — Monthly	(455)
54,890	53,313	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ashtead Group Plc — Monthly	(1,586)
29,797	30,069	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Asm Pacific Technology Ltd — Monthly	267
65,148	63,498	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astrazeneca Plc — Monthly	(1,663)
8,345	8,871	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Atacadao Sa — Monthly	524
59,300	60,297	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atlassian Corp Plc — Monthly	988
69,454	69,191	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Autodesk Inc — Monthly	(272)
27,465	27,478	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avista Corp — Monthly	9
46,575	45,368	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avon Products Inc — Monthly	(1,213)
11,198	10,789	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Axa Equitable Holdings Inc — Monthly	(332)
27,115	29,845	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Banco Btg Pactual Sa — Monthly	2,723
52,753	50,567	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of America Corp — Monthly	(2,194)
23,893	24,276	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Communications Co Ltd — Monthly	380
51,837	51,137	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Barratt Developments Plc — Monthly	(707)
4,988	5,025	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Enterprises Holdings — Monthly	37
24,369	25,149	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bemis Co Inc — Monthly	777
37,509	37,278	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berkeley Group Holdings Plc/The — Monthly	(236)
150	146	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berkshire Hills Bancorp Inc — Monthly	(5)
39,757	38,605	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Best Buy Co Inc — Monthly	(1,158)
41,909	40,858	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bluescope Steel Ltd — Monthly	(1,057)
71,504	70,030	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boeing Co/The — Monthly	(1,484)
66,354	63,935	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Borgwarner Inc — Monthly	(2,122)
9,928	10,053	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Braskem Sa Adr — Monthly	124
40,660	40,652	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co — Monthly	(15)
110,955	112,654	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	1,791
200,303	199,737	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	(595)
40,096	40,195	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Campbell Soup Co — Monthly	91
108,848	104,504	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital One Financial Corp — Monthly	(4,360)
36,741	36,764	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carnival Plc — Monthly	18
131,184	125,413	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cdw Corp/De — Monthly	(5,790)
23,275	23,260	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Celgene Corp — Monthly	(18)
23,436	23,693	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chicony Electronics Co Ltd — Monthly	254
1,989	2,009	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Communications Services Corp Ltd — Monthly	19
24,209	24,712	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Development Financial Holding Company — Monthly	499
5,396	5,418	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Everbright Bank Corp Ltd — Monthly	21
13,418	14,217	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Life Insurance Co Ltd/Taiwan — Monthly	798
5,305	5,280	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Medical System Holdings Ltd — Monthly	(25)
12,335	12,797	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Reinsurance Group Corp — Monthly	459
20,858	21,534	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Pharmaceutical Group Ltd — Monthly	673
4,588	4,601	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Vanke Co Ltd — Monthly	13
5,412	5,428	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citic Ltd — Monthly	16
182,267	181,746	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	(548)
11,150	10,847	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ck Asset Holdings Ltd — Monthly	(305)
28,397	28,333	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ck Hutchison Holdings Ltd — Monthly	(67)
95,868	95,988	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clean Harbors Inc — Monthly	106
45,953	45,664	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cnh Industrial Nv — Monthly	(296)
5,622	5,609	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Coca-Cola Femsa Sab De Cv — Monthly	(14)
13,526	13,935	—	1/29/20	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Colbun Sa — Monthly	406
140,622	135,162	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	(5,481)
46,224	45,885	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Compugroup Medical Se — Monthly	(345)
42,384	41,876	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Corning Inc — Monthly	(224)
79,335	78,994	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Costar Group Inc — Monthly	(353)
17,127	16,251	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covetrus Inc — Monthly	(879)
51,651	50,187	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Crown Resorts Ltd — Monthly	(1,471)
62,931	63,374	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Csx Corp — Monthly	638
209,073	199,606	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Inc — Monthly	(9,498)
40,703	40,587	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cvs Health Corp — Monthly	(122)
111,757	112,132	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Darden Restaurants Inc — Monthly	359
42,734	42,321	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dassault Aviation Sa — Monthly	(419)
81,956	73,723	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dell Technologies Inc — Monthly	(8,244)
52,761	48,298	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delphi Technologies Plc — Monthly	(4,471)
21,932	22,539	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Delta Electronics Inc — Monthly	603
41,866	42,014	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Direct Line Insurance Group Plc — Monthly	141
4,557	4,441	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dongfang Electric Corp Ltd — Monthly	(117)
19,014	19,441	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Doosan Bobcat Inc — Monthly	423
50,602	50,070	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dover Corp — Monthly	(271)
81,583	79,386	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	E*Trade Financial Corp — Monthly	(2,210)
115,413	108,338	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	East West Bancorp Inc — Monthly	(7,093)
33,260	32,776	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Corp Plc — Monthly	(489)
77,584	76,459	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edgewell Personal Care Co — Monthly	(1,137)
21,234	20,926	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Elanco Animal Health Inc — Monthly	(311)
53,010	53,216	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eli Lilly & Co — Monthly	199
7,856	7,963	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Properties Pjsc — Monthly	105
19,114	19,862	—	1/29/20	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Empresas Cmpc Sa — Monthly	746
161,445	162,855	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Encompass Health Corp — Monthly	1,385
43,305	43,378	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Entegra Financial Corp — Monthly	67
52,058	50,654	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Essity Ab — Monthly	(1,415)
105,768	101,712	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Evercore Inc — Monthly	(3,308)
67,756	67,160	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Expedia Group Inc — Monthly	(606)
132,256	131,412	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Extended Stay America Inc — Monthly	(863)
2,274	2,410	—	1/26/20	(Federal Funds Effective Rate US minus 0.00%) — Monthly	Ezdan Holding Group Qsc — Monthly	135
75,984	74,773	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Finisar Corp — Monthly	(1,223)
156,847	152,076	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Citizens Bancshares Inc/Nc — Monthly	(4,794)
98,375	96,926	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Data Corp — Monthly	(1,463)
133,670	128,905	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Hawaiian Inc — Monthly	(4,785)
16,235	16,058	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fonterra Co-Operative Group Ltd — Monthly	(183)
20,108	21,489	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ford Otomotiv Sanayi As — Monthly	1,378
26,983	27,204	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Formosa Chemicals & Fibre Corp — Monthly	216
12,019	12,305	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Formosa Taffeta Co Ltd — Monthly	284
14,814	14,596	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Frontdoor Inc — Monthly	(220)
33,645	33,433	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Electric Co Ltd — Monthly	(220)
103,213	100,347	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gardner Denver Holdings Inc — Monthly	(2,880)
53,695	53,765	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Garmin Ltd — Monthly	63
40,984	41,291	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	General Electric Co — Monthly	300
54,637	54,712	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Global Brass & Copper Holdings Inc — Monthly	67
17,407	17,130	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Gmexico Transportes Sab De Cv — Monthly	(280)
49,459	49,699	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Godaddy Inc — Monthly	233
19,097	18,960	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Grupo Aval Acciones Y Valores Sa — Monthly	(58)
16,834	17,286	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Grupo Carso Sab De Cv — Monthly	449
31,735	30,739	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd — Monthly	(1,001)
16,919	16,915	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Gudang Garam Tbk Pt — Monthly	(10)
143,773	142,340	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hartford Financial Services Group Inc/The — Monthly	(643)
121,434	120,736	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hd Supply Holdings Inc — Monthly	(715)
7,656	7,718	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Highwealth Construction Corp — Monthly	61
29,885	30,095	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hill-Rom Holdings Inc — Monthly	205
33,673	34,078	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hitachi High-Technologies Corp — Monthly	398
34,201	33,855	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hochtief Ag — Monthly	(351)
12,169	12,175	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Home Product Center Pcl Nvdr — Monthly	4
150,727	150,672	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Honeywell International Inc — Monthly	(78)
19,862	19,915	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Hong Leong Financial Group Bhd — Monthly	48
7,672	7,607	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hua Hong Semiconductor Ltd — Monthly	(66)
5,672	5,803	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Huadian Power International Corp Ltd — Monthly	131
15,859	16,112	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Marine & Fire Insurance Co Ltd — Monthly	250
31,978	31,802	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iac/Interactive Corp — Monthly	(180)
19,636	19,165	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Imperial Brands Plc — Monthly	(474)
57,261	58,029	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	759
27,406	28,763	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indofood Sukses Makmur Tbk Pt — Monthly	1,348
11,111	10,907	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Inter Rao Ues Pjsc — Monthly	262
731	759	—	3/06/20	(Federal Funds Effective Rate US plus 1.15%) — Monthly	Interconexion Electrica Sa Esp — Monthly	28
42,998	43,334	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Flavors & Fragrances Inc — Monthly	330
24,737	25,417	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Investec Ltd — Monthly	673
55,453	54,440	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ipsen Sa — Monthly	(512)
52,775	52,982	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iqvia Holdings Inc — Monthly	199
27,128	26,525	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Isuzu Motors Ltd — Monthly	(609)
34,800	34,342	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itt Inc — Monthly	(464)
20,265	20,304	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J Alexander's Holdings Inc — Monthly	36
69,118	68,701	—	1/28/20	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Jardine Cycle & Carriage Ltd — Monthly	(435)
44,859	44,631	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Jbs Sa — Monthly	(239)
89,918	94,589	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Keysight Technologies Inc — Monthly	4,658
110,184	109,730	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kimberly-Clark Corp — Monthly	(471)
4,013	3,941	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Holdings Ltd — Monthly	(73)
10,441	10,239	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Laminates Holdings Ltd — Monthly	(204)
96,763	96,032	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize Nv — Monthly	(745)
11,594	11,855	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korea Investment Holdings Co Ltd — Monthly	259
7,088	7,074	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korean Air Lines Co Ltd — Monthly	(15)
16,868	17,537	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kumho Petrochemical Co Ltd — Monthly	666
42,447	41,303	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kyocera Corp — Monthly	(1,153)
21,938	21,764	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L Brands Inc — Monthly	113
55,859	56,158	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L3 Technologies Inc — Monthly	291
29,418	29,001	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lanxess Ag — Monthly	(422)
45,158	43,835	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Las Vegas Sands Corp — Monthly	(1,330)
4,281	4,171	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lenovo Group Ltd — Monthly	(111)
41,110	39,534	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lincoln National Corp — Monthly	(1,583)
30,753	31,168	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Group Holdings Ltd — Monthly	410
150,645	144,797	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lpl Financial Holdings Inc — Monthly	(5,870)
13,807	13,875	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Corp — Monthly	66
7,147	7,364	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Industrial Systems Co Ltd — Monthly	216
29,001	28,018	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lsc Communications Inc — Monthly	(986)
85,324	85,146	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Luxoft Holding Inc — Monthly	(191)
14,640	14,484	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maanshan Iron & Steel Co Ltd — Monthly	(159)
215,272	213,515	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	(1,790)
36,013	34,942	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mbt Financial Corp — Monthly	(1,076)
24,566	23,819	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medipal Holdings Corp — Monthly	(753)
14,764	15,431	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Medy-Tox Inc — Monthly	665
40,565	40,399	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mellanox Technologies Ltd — Monthly	(172)
43,092	43,011	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Merck & Co Inc — Monthly	(88)
184,342	179,942	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metlife Inc — Monthly	(4,427)
88,107	84,426	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metso Oyj — Monthly	(3,701)
53,474	52,935	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	(547)
42,401	42,441	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Motors Corp — Monthly	30
16,398	15,988	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Mondi Ltd — Monthly	(414)
38,389	37,992	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mondi Plc — Monthly	(402)
27,803	28,133	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Moneta Money Bank As — Monthly	325
26,242	28,556	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Multiplan Empreendimentos Imobiliarios Sa — Monthly	2,308
53,501	52,830	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Instruments Corp — Monthly	(681)
22,111	22,126	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netease Inc Adr — Monthly	73
13,707	13,463	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New China Life Insurance Co Ltd — Monthly	(245)
31,030	31,947	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Oriental Education & Technology Group Inc Adr — Monthly	913
45,587	44,800	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ngk Insulators Ltd — Monthly	(796)
44,666	44,684	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nightstar Therapeutics Plc — Monthly	11
112,820	112,791	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norfolk Southern Corp — Monthly	(45)
22,355	22,805	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Novatek Microelectronics Corp — Monthly	447
13,791	13,886	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novolipetsk Steel Pjsc Gdr — Monthly	93
54,742	54,427	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nvr Inc — Monthly	(316)
53,936	53,427	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Old Republic International Corp — Monthly	(517)
53,696	52,860	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Omv Ag — Monthly	(844)
26,554	27,146	—	1/26/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Ooredoo Qpsc — Monthly	584
67,786	66,109	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pacific Biosciences Of California Inc — Monthly	(1,687)
14,133	14,309	—	4/13/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Pakistan Petroleum Ltd — Monthly	174
70,671	70,460	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Paypal Holdings Inc — Monthly	(222)
138,193	136,922	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pegasystems Inc — Monthly	(1,292)
51,249	51,320	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon Plc — Monthly	64
18,788	20,887	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Petrobras Distribuidora Sa — Monthly	2,094
8,940	8,736	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Petronas Chemicals Group Bhd — Monthly	(206)
32,846	32,268	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Peugeot Sa — Monthly	(584)
21,950	22,090	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ping An Insurance Group Co Of China Ltd — Monthly	137
30,635	29,898	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Porsche Automobil Holding Se — Monthly	(741)
143,626	143,777	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Post Holdings Inc — Monthly	130
24,340	25,248	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Powszechna Kasa Oszczednosci Bank Polski Sa — Monthly	905
26,290	27,124	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Powszechny Zaklad Ubezpieczen Sa — Monthly	829
57,825	57,115	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Procter & Gamble Co/The — Monthly	(719)
55,159	54,703	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Progressive Corp/The — Monthly	(463)
48,408	47,753	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Proofpoint Inc — Monthly	(662)
40,823	39,169	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prudential Financial Inc — Monthly	(1,660)
71,692	72,147	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pure Storage Inc — Monthly	445
81,102	81,909	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qantas Airways Ltd — Monthly	796
29,302	28,877	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qorvo Inc — Monthly	(429)
43,887	43,959	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quantenna Communications Inc — Monthly	66
61,686	61,186	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ralph Lauren Corp — Monthly	(509)
104,516	101,326	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Raymond James Financial Inc — Monthly	(3,205)
86,906	86,437	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Red Hat Inc — Monthly	(482)
114,280	113,414	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reinsurance Group Of America Inc — Monthly	(883)
20,239	19,956	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resideo Technologies Inc — Monthly	(287)
18,987	20,726	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Rmb Holdings Ltd — Monthly	1,735
105,636	102,115	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Robert Half International Inc — Monthly	(3,536)
143,923	139,919	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Automation Inc — Monthly	(4,025)
180,690	186,073	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ross Stores Inc — Monthly	5,356
28,325	27,347	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Unibrew As — Monthly	(986)
80,013	80,312	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sage Group Plc/The — Monthly	910
22,776	23,118	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Sds Co Ltd — Monthly	338
46,291	45,867	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sankyo Co Ltd — Monthly	(434)
58,078	56,393	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Santos Ltd — Monthly	(1,693)
21,807	21,510	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Sappi Ltd — Monthly	(302)
32,551	33,203	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scor Se — Monthly	647
8,612	8,611	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sears Hometown And Outlet Stores Inc — Monthly	(1)
13,878	13,799	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Severstal Pjsc Gdr — Monthly	(81)
33,906	33,330	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shin-Etsu Chemical Co Ltd — Monthly	(584)
43,892	42,235	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shionogi & Co Ltd — Monthly	(1,666)
52,819	51,485	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shizuoka Bank Ltd/The — Monthly	(1,345)
5,473	5,387	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sihuan Pharmaceutical Holdings Group Ltd — Monthly	(86)
17,199	17,165	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinopec Engineering Group Co Ltd — Monthly	(37)
8,439	8,529	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinotruk Hong Kong Ltd — Monthly	89
47,525	46,984	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Software Ag — Monthly	(548)
30,231	29,523	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Solarwinds Corp — Monthly	(713)
70,642	70,977	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonova Holding Ag — Monthly	319
19,514	20,481	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Spar Group Ltd/The — Monthly	962
86,193	84,693	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spark Therapeutics Inc — Monthly	(1,512)
27,125	27,148	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit Aerosystems Holdings Inc — Monthly	19
45,968	45,038	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Square Inc — Monthly	(937)
24,272	24,790	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ssangyong Cement Industrial Co Ltd — Monthly	515
52,343	50,112	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	State Street Corp — Monthly	(2,239)
46,519	45,898	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Straumann Holding Ag — Monthly	(631)
33,181	32,614	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Electric Industries Ltd — Monthly	(575)
28,192	27,577	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sundrug Co Ltd — Monthly	(621)
54,843	46,725	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svb Financial Group — Monthly	(8,126)
106,730	101,649	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match Ab — Monthly	(5,104)
130,504	128,581	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Symantec Corp — Monthly	(1,942)
54,201	53,035	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synchrony Financial — Monthly	(1,175)
91,843	90,450	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tapestry Inc — Monthly	(1,407)
185,888	186,046	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teledyne Technologies Inc — Monthly	131
146,652	139,671	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telephone & Data Systems Inc — Monthly	(7,003)
12,910	12,591	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tesla Inc — Monthly	(321)
58,666	57,214	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Textron Inc — Monthly	(1,461)
29,234	27,207	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tgs Nopec Geophysical Co Asa — Monthly	(2,034)
45,717	45,125	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thk Co Ltd — Monthly	(603)
56,874	53,292	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thor Industries Inc — Monthly	(3,589)
32,754	32,556	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Electron Ltd — Monthly	(205)
49,556	49,587	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toro Co/The — Monthly	23
42,452	44,347	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Total System Services Inc — Monthly	1,890
36,320	35,146	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Suisan Kaisha Ltd — Monthly	(1,182)
124,269	121,724	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Treehouse Foods Inc — Monthly	(2,563)
6,560	6,588	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsingtao Brewery Co Ltd — Monthly	27
13,605	14,652	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Is Bankasi As — Monthly	1,045
7,523	7,875	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Sise Ve Cam Fabrikalari As — Monthly	618
53,543	52,947	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twitter Inc — Monthly	(604)
111,941	111,710	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tyson Foods Inc — Monthly	95
100,034	100,043	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ucb Sa — Monthly	(6)
162,409	160,276	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Union Pacific Corp — Monthly	(1,312)
91,220	90,366	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Upm-Kymmene Oyj — Monthly	(874)
36,754	35,053	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Urban Outfitters Inc — Monthly	(1,706)
33,559	34,201	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Uss Co Ltd — Monthly	634
146,550	146,840	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Varian Medical Systems Inc — Monthly	269
137,314	157,530	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	21,573
53,177	49,676	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Verizon Communications Inc — Monthly	(3,508)
42,472	42,672	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Versum Materials Inc — Monthly	193
205,691	203,921	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	(1,800)
40,711	39,640	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Volkswagen Ag — Monthly	(1,076)
53,035	51,439	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Voya Financial Inc — Monthly	(1,593)
103,095	103,419	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wabco Holdings Inc — Monthly	309
59,625	60,799	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Waste Management Inc — Monthly	1,171
13,529	13,683	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weichai Power Co Ltd — Monthly	151
40,114	38,869	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wesco International Inc — Monthly	(1,251)
148,822	140,363	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Alliance Bancorp — Monthly	(8,481)
49,138	45,899	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wirecard Ag — Monthly	(3,247)
49,493	49,994	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Worldpay Inc — Monthly	494
88,216	88,190	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ww Grainger Inc — Monthly	(40)
47,990	47,370	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xilinx Inc — Monthly	(627)
34,556	34,341	—	1/28/20	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Yangzijiang Shipbuilding Holdings Ltd — Monthly	(224)
5,412	5,449	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yuexiu Property Co Ltd — Monthly	36
25,886	26,602	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yuhan Corp — Monthly	712
108,517	111,988	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum China Holdings Inc — Monthly	3,454
4,459	4,553	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yuzhou Properties Co Ltd — Monthly	94
42,419	42,575	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zayo Group Holdings Inc — Monthly	150
145,013	147,438	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zebra Technologies Corp — Monthly	2,404
4,041	4,178	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zhejiang Expressway Co Ltd — Monthly	137
26,335	26,850	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zijin Mining Group Co Ltd — Monthly	511
60,742	61,724	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zynga Inc — Monthly	972
93,532	92,848	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	2U Inc — Monthly	695
93,611	92,291	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Activision Blizzard Inc — Monthly	1,331
25,597	24,209	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Aeon Co Ltd — Monthly	1,392
16,005	15,034	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Alsea Sab De Cv — Monthly	973
19,239	19,398	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aluminum Corp Of China Ltd — Monthly	(157)
35,571	33,939	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ambu As — Monthly	1,640
24,453	25,097	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Amcor Ltd — Monthly	(642)
43,416	43,614	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Amdocs Ltd — Monthly	(194)
197,507	188,160	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Amerco — Monthly	9,370
102,930	101,834	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	American International Group Inc — Monthly	1,112
17,787	17,736	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Amorepacific Corp — Monthly	52
150,460	149,601	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Archer-Daniels-Midland Co — Monthly	878
58,751	56,870	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Argenx Se Adr — Monthly	1,888
36,512	34,205	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Asics Corp — Monthly	2,315
122,964	120,893	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Assured Guaranty Ltd — Monthly	2,085
9,930	10,104	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Asustek Computer Inc — Monthly	(173)
101,665	96,049	—	1/29/20	Federal Funds Effective Rate US minus 0.80% — Monthly	Autoliv Inc — Monthly	5,618
89,443	88,768	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Autonation Inc — Monthly	684
69,427	67,035	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank Of Hawaii Corp — Monthly	1,827
32,825	32,881	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Bank Of Kyoto Ltd/The — Monthly	(50)
10,299	10,456	—	1/27/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Bank Of The Philippine Islands — Monthly	(157)
9,055	8,992	—	1/27/20	Federal Funds Effective Rate US minus 1.63% — Monthly	Banpu Pcl — Monthly	63
123,387	122,718	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Baxter International Inc — Monthly	682
16,244	16,771	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Bb Seguridade Participacoes Sa — Monthly	(523)
18,164	18,657	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Bbmg Corp — Monthly	(492)
18,525	19,419	—	1/27/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Bdo Unibank Inc — Monthly	(894)
112,086	111,818	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Becton Dickinson And Co — Monthly	282
1,823	1,856	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Beijing Enterprises Water Group Ltd — Monthly	(33)
15,315	15,034	—	1/29/20	Federal Funds Effective Rate US minus 0.49% — Monthly	Bgf Retail Co Ltd — Monthly	282
5,672	5,723	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Boston Scientific Corp — Monthly	(51)
18,747	18,381	—	1/29/20	Federal Funds Effective Rate US minus 1.45% — Monthly	Brf Sa Adr — Monthly	368
9,937	10,178	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Brilliance China Automotive Holdings Ltd — Monthly	(240)
69,219	69,044	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Brown & Brown Inc — Monthly	183
10,517	10,585	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Bumrungrad Hospital Pcl — Monthly	(67)
110,096	111,116	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bunge Ltd — Monthly	(1,007)
150,678	146,461	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bwx Technologies Inc — Monthly	4,235
123,973	119,096	—	1/29/20	Federal Funds Effective Rate US minus 0.26% — Monthly	Caesars Entertainment Corp — Monthly	4,892
144,696	146,897	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cantel Medical Corp — Monthly	(2,185)
141,225	143,331	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Carmax Inc — Monthly	(2,089)
46,298	46,410	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Catalent Inc — Monthly	(107)
17,810	17,929	—	1/30/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Catcher Technology Co Ltd — Monthly	(118)
20,870	21,104	—	1/30/20	Federal Funds Effective Rate US minus 0.48% — Monthly	Cathay Financial Holding Co Ltd — Monthly	(232)
12,204	12,931	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Ccc Sa — Monthly	(726)
17,850	18,252	—	1/29/20	Federal Funds Effective Rate US minus 9.25% — Monthly	Celltrion Healthcare Co Ltd — Monthly	(415)
161,050	158,409	—	1/29/20	Federal Funds Effective Rate US minus 2.43% — Monthly	Ceridian Hcm Holding Inc — Monthly	2,660
113,362	113,794	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Charter Communications Inc — Monthly	(419)
16,304	16,490	—	1/30/20	Federal Funds Effective Rate US minus 1.75% — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	(186)
44,045	43,187	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Chiba Bank Ltd/The — Monthly	866
19,664	19,874	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Everbright International Ltd — Monthly	(208)
14,207	13,999	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Merchants Port Holdings Co Ltd — Monthly	210
4,714	4,864	—	1/29/20	Federal Funds Effective Rate US minus 0.48% — Monthly	China Power International Development Ltd — Monthly	(149)
13,894	14,338	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China State Construction International Holdings Ltd — Monthly	(443)
8,302	8,312	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Unicom Hong Kong Ltd — Monthly	(8)
11,343	11,448	—	1/29/20	Federal Funds Effective Rate US minus 3.38% — Monthly	China Zhongwang Holdings Ltd — Monthly	(106)
19,413	19,435	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Chongqing Rural Commercial Bank Co Ltd — Monthly	(20)
54,638	53,314	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	1,336
130,488	130,587	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Chubb Ltd — Monthly	(79)
10,223	10,256	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Chunghwa Telecom Co Ltd — Monthly	(32)
188,205	188,112	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cintas Corp — Monthly	116
10,819	11,384	—	1/29/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Cj Logistics Corp — Monthly	(563)
123,266	124,302	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cme Group Inc — Monthly	(1,022)
101,157	102,240	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Coca-Cola Co/The — Monthly	(1,070)
131,949	128,499	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cognex Corp — Monthly	3,464
102,835	100,017	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Coherent Inc — Monthly	2,829
77,935	76,562	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Conagra Brands Inc — Monthly	1,382
166,043	155,100	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Constellation Brands Inc — Monthly	10,964
40,223	39,236	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Convatec Group Plc — Monthly	301
54,712	57,176	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cooper Cos Inc/The — Monthly	(2,456)
16,440	16,403	—	1/29/20	Federal Funds Effective Rate US minus 0.48% — Monthly	Cosco Shipping Holdings Co Ltd — Monthly	37
53,164	52,184	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Davide Campari-Milano Spa — Monthly	986
159,759	158,672	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Deere & Co — Monthly	1,106
105,260	105,931	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Domino's Pizza Inc — Monthly	(658)
127,570	125,458	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Dr Horton Inc — Monthly	2,128
19,695	19,683	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ds Smith Plc — Monthly	14
17,881	18,397	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	E Sun Financial Holding Co Ltd — Monthly	(514)
1,125	1,143	—	1/29/20	Federal Funds Effective Rate US minus 3.50% — Monthly	Emaar Development Pjsc — Monthly	(18)
23,338	23,326	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Embraer Sa Adr — Monthly	15
18,432	17,530	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Epiroc Ab — Monthly	906
118,058	116,669	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Equifax Inc — Monthly	1,404
17,937	17,621	—	1/29/20	Federal Funds Effective Rate US minus 3.38% — Monthly	Everbright Securities Co Ltd — Monthly	315
24,937	22,552	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Familymart Uny Holdings Co Ltd — Monthly	2,391
17,044	17,243	—	1/30/20	Federal Funds Effective Rate US minus 0.60% — Monthly	Far Eastone Telecommunications Co Ltd — Monthly	(198)
65,105	62,946	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fedex Corp — Monthly	2,166
97,892	97,994	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fidelity National Financial Inc — Monthly	(90)
45,485	45,955	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fidelity National Information Services Inc — Monthly	(464)
71,316	72,068	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Fielmann Ag — Monthly	(744)
36,175	34,946	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Merchants Corp — Monthly	1,235
141,261	137,962	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Republic Bank/Ca — Monthly	3,315
131,516	131,925	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	(393)
100,352	99,254	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fiserv Inc — Monthly	1,111
43,750	43,400	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Fletcher Building Ltd — Monthly	355
16,965	16,874	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Fletcher Building Ltd — Monthly	93
70,957	68,579	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Flex Ltd — Monthly	2,386
97,849	96,117	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Floor & Decor Holdings Inc — Monthly	1,743
89,002	86,657	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Fortescue Metals Group Ltd — Monthly	2,355
17,141	18,327	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Foschini Group Ltd/The — Monthly	(1,184)
151,497	146,213	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Resources Inc — Monthly	5,303
8,723	7,681	—	1/29/20	Federal Funds Effective Rate US minus 11.13% — Monthly	Fullshare Holdings Ltd — Monthly	1,039
184,903	184,586	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gartner Inc — Monthly	334
149,767	148,768	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gci Liberty Inc — Monthly	1,016
15,140	14,588	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gds Holdings Ltd Adr — Monthly	554
103,554	102,603	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	General Dynamics Corp — Monthly	963
13,662	13,784	—	1/29/20	Federal Funds Effective Rate US minus 8.88% — Monthly	Genexine Co Ltd — Monthly	(125)
18,312	18,774	—	1/28/20	Federal Funds Effective Rate US minus 5.63% — Monthly	Genting Plantations Bhd — Monthly	(468)
51,736	52,318	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	(576)
40,886	40,241	—	1/29/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Glanbia Plc — Monthly	650
42,972	44,826	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Global Payments Inc — Monthly	(1,848)
11,599	12,773	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gold Fields Ltd Adr — Monthly	(1,173)
21,111	22,293	—	1/29/20	Federal Funds Effective Rate US minus 4.00% — Monthly	Gome Retail Holdings Ltd — Monthly	(1,184)
17,284	16,837	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Grupo Financiero Inbursa Sab De Cv — Monthly	449
64,440	61,673	—	1/29/20	Federal Funds Effective Rate US minus 0.55% — Monthly	Gw Pharmaceuticals Plc Adr — Monthly	2,774
112,148	111,329	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hain Celestial Group Inc/The — Monthly	833
133,238	127,651	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hanesbrands Inc — Monthly	5,602
64,911	65,347	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Hargreaves Lansdown Plc — Monthly	(427)
13,069	13,940	—	1/27/20	Federal Funds Effective Rate US minus 12.25% — Monthly	Harmonic Drive Systems Inc — Monthly	(875)
1,303	1,310	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Harris Corp — Monthly	(9)
23,799	24,446	—	1/28/20	Federal Funds Effective Rate US minus 4.00% — Monthly	Hartalega Holdings Bhd — Monthly	(650)
107,894	108,637	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hormel Foods Corp — Monthly	(734)
46,422	45,254	—	1/27/20	Federal Funds Effective Rate US minus 0.33% — Monthly	Hulic Co Ltd — Monthly	1,179
20,119	21,286	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Hyprop Investments Ltd — Monthly	(1,165)
59,635	60,195	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Idexx Laboratories Inc — Monthly	(552)
25,472	24,987	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ii-Vi Inc — Monthly	488
16,202	18,436	—	1/28/20	Federal Funds Effective Rate US minus 3.00% — Monthly	Ijm Corp Bhd — Monthly	(2,237)
12,079	12,091	—	1/27/20	Federal Funds Effective Rate US minus 7.75% — Monthly	Indocement Tunggal Prakarsa Tbk Pt — Monthly	(325)
43,064	41,647	—	1/29/20	Federal Funds Effective Rate US minus 2.38% — Monthly	Industria De Diseno Textil Sa — Monthly	1,421
10,119	10,232	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Industrias Penoles Sab De Cv — Monthly	(112)
39,118	39,564	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ingenico Group Sa — Monthly	(441)
81,784	76,067	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	International Business Machines Corp — Monthly	5,726
55,688	54,852	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Intuitive Surgical Inc — Monthly	842
53,761	51,948	—	1/29/20	Federal Funds Effective Rate US minus 12.75% — Monthly	Investment Ab Latour — Monthly	1,803
56,207	54,324	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ipg Photonics Corp — Monthly	1,890
11,257	11,892	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Itau Unibanco Holding Sa — Monthly	(634)
10,540	11,246	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Itausa - Investimentos Itau Sa — Monthly	(702)
144,982	138,343	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Jabil Inc — Monthly	6,656
100,537	102,470	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Jacobs Engineering Group Inc — Monthly	(1,923)
21,614	21,589	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	James Hardie Industries Se — Monthly	27
43,604	44,541	—	1/28/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Jardine Matheson Holdings Ltd — Monthly	(930)
57,810	57,331	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Jeronimo Martins Sgps Sa — Monthly	485
34,801	33,775	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	John Wood Group Plc — Monthly	1,030
57,648	58,579	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kansai Paint Co Ltd — Monthly	(921)
43,317	42,736	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kaz Minerals Plc — Monthly	586
21,967	21,369	—	1/29/20	Federal Funds Effective Rate US minus 0.05% — Monthly	Kb Financial Group Inc — Monthly	602
63,801	61,881	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Keio Corp — Monthly	1,932
63,429	64,242	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kerry Group Plc — Monthly	(806)
12,023	11,830	—	1/29/20	Federal Funds Effective Rate US minus 0.59% — Monthly	Kimberly-Clark De Mexico Sab De Cv — Monthly	195
52,347	51,990	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingfisher Plc — Monthly	363
157,221	151,278	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	5,962
44,330	43,014	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kobayashi Pharmaceutical Co Ltd — Monthly	1,324
9,060	9,563	—	1/29/20	Federal Funds Effective Rate US minus 2.13% — Monthly	Korea Electric Power Corp — Monthly	(502)
91,044	87,781	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Leggett & Platt Inc — Monthly	3,273
12,416	12,509	—	1/29/20	Federal Funds Effective Rate US minus 1.63% — Monthly	Lotte Corp — Monthly	(91)
19,440	19,615	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Lotte Shopping Co Ltd — Monthly	(174)
151,348	150,878	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Madison Square Garden Co/The — Monthly	488
151,046	151,556	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Marriott International Inc — Monthly	(493)
61,380	56,716	—	1/29/20	Federal Funds Effective Rate US minus 1.08% — Monthly	Mattel Inc — Monthly	4,665
69,657	67,508	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Melrose Industries Plc — Monthly	2,157
115,242	114,971	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mettler-Toledo International Inc — Monthly	284
42,131	41,359	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mgm China Holdings Ltd — Monthly	658
47,648	48,142	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Micro Focus International Plc — Monthly	(488)
72,012	71,547	—	1/29/20	Federal Funds Effective Rate US minus 0.55% — Monthly	Microchip Technology Inc — Monthly	474
194,416	189,182	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp/The — Monthly	5,257
1,455	1,385	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Midstates Petroleum Co Inc — Monthly	71
17,841	18,035	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	(191)
1,149	1,154	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	(5)
53,670	53,307	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Misumi Group Inc — Monthly	372
40,326	39,589	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mks Instruments Inc — Monthly	742
72,041	70,486	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mohawk Industries Inc — Monthly	1,564
60,526	61,694	—	1/27/20	Federal Funds Effective Rate US minus 0.88% — Monthly	Monotaro Co Ltd — Monthly	(1,162)
49,165	48,280	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Moody's Corp — Monthly	890
14,651	14,767	—	1/29/20	Federal Funds Effective Rate US minus 2.13% — Monthly	Moscow Exchange Micex-Rts Pjsc — Monthly	(124)
61,787	58,416	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Mowi Asa — Monthly	3,382
55,471	55,775	—	1/27/20	Federal Funds Effective Rate US minus 15.50% — Monthly	Natura Cosmeticos Sa — Monthly	(294)
17,881	18,748	—	1/29/20	Federal Funds Effective Rate US minus 6.88% — Monthly	Netmarble Corp — Monthly	(876)
9,100	8,710	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Occidental Petroleum Corp — Monthly	391
70,094	68,891	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	On Semiconductor Corp — Monthly	1,211
159,464	156,101	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Oracle Corp — Monthly	3,381
14,504	15,005	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Orange Polska Sa — Monthly	(500)
48,410	46,468	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Origin Energy Ltd — Monthly	1,946
31,086	30,687	—	1/29/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Osram Licht Ag — Monthly	402
15,053	14,926	—	1/29/20	Federal Funds Effective Rate US minus 0.88% — Monthly	Ottogi Corp — Monthly	128
55,000	53,723	—	1/27/20	Federal Funds Effective Rate US minus 0.38% — Monthly	Pan Pacific International Holdings Corp — Monthly	1,287
38,437	36,300	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	2,144
16,819	17,099	—	1/29/20	Federal Funds Effective Rate US minus 18.00% — Monthly	Pearl Abyss Corp — Monthly	(284)
128,408	130,632	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Perkinelmer Inc — Monthly	(2,210)
18,208	18,706	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Polymetal International Plc — Monthly	(495)
187,644	190,387	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pool Corp — Monthly	(2,722)
15,667	15,552	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Postal Savings Bank Of China Co Ltd — Monthly	116
17,724	18,719	—	1/28/20	Federal Funds Effective Rate US minus 5.25% — Monthly	Press Metal Aluminium Holdings Bhd — Monthly	(999)
154,338	147,284	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Principal Financial Group Inc — Monthly	5,530
31,596	30,224	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Quad/Graphics Inc — Monthly	1,377
14,312	15,366	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Rand Merchant Investment Holdings Ltd — Monthly	(1,053)
54,343	53,927	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group Plc — Monthly	422
18,540	18,835	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Reinet Investments Sca — Monthly	(293)
78,828	81,417	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Remy Cointreau Sa — Monthly	(2,579)
34,880	34,760	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Rhi Magnesita Nv — Monthly	124
48,208	48,538	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ricoh Co Ltd — Monthly	(321)
111,096	105,697	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ryder System Inc — Monthly	5,413
22,972	22,464	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ryohin Keikaku Co Ltd — Monthly	511
47,020	45,887	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Saipem Spa — Monthly	1,139
15,151	15,234	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Card Co Ltd — Monthly	(81)
32,906	31,776	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Sbi Holdings Inc — Monthly	1,135
8,015	8,220	—	1/27/20	Federal Funds Effective Rate US minus 18.00% — Monthly	Security Bank Corp — Monthly	(207)
41,967	41,324	—	1/28/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Sembcorp Industries Ltd — Monthly	650
9,855	9,460	—	1/28/20	Federal Funds Effective Rate US minus 9.00% — Monthly	Sembcorp Marine Ltd — Monthly	388
23,214	22,749	—	1/27/20	Federal Funds Effective Rate US minus 0.88% — Monthly	Sharp Corp — Monthly	467
17,489	17,693	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Shenzhen Investment Ltd — Monthly	(202)
22,447	23,997	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Shoprite Holdings Ltd — Monthly	(1,547)
97,370	96,240	—	1/29/20	Federal Funds Effective Rate US minus 0.87% — Monthly	Siemens Gamesa Renewable Energy Sa — Monthly	1,129
41,880	41,515	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Siemens Healthineers Ag — Monthly	370
8,459	8,544	—	1/29/20	Federal Funds Effective Rate US minus 16.00% — Monthly	Sillajen Inc — Monthly	(88)
86,952	85,403	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Skanska Ab — Monthly	1,562
8,902	9,190	—	1/29/20	Federal Funds Effective Rate US minus 14.45% — Monthly	Sociedad Quimica Y Minera De Chile Sa Adr — Monthly	(287)
15,251	14,903	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Soho China Ltd — Monthly	142
12,459	12,831	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	S-Oil Corp — Monthly	(370)
24,219	23,915	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern Copper Corp — Monthly	307
9,968	10,390	—	1/28/20	Federal Funds Effective Rate US minus 3.00% — Monthly	Sp Setia Bhd Group — Monthly	(428)
570,732	564,579	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Spdr S&P 500 Etf Trust — Monthly	6,236
122,790	124,809	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Stericycle Inc — Monthly	(2,004)
164,793	156,218	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Sterling Bancorp/De — Monthly	8,595
108,465	109,578	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Stryker Corp — Monthly	(1,097)
16,271	15,571	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Suzano Bahia Sul Papel E Cel — Monthly	702
129,675	127,510	—	1/29/20	Federal Funds Effective Rate US minus 0.34% — Monthly	Switch Inc — Monthly	2,177
54,032	54,323	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Sydney Airport — Monthly	(286)
18,844	19,237	—	1/30/20	Federal Funds Effective Rate US minus 6.63% — Monthly	Taimed Biologics Inc — Monthly	(393)
22,447	22,743	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Taishin Financial Holding Co Ltd — Monthly	(294)
34,432	34,448	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tesco Plc — Monthly	(12)
24,231	21,608	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Teva Pharmaceutical Industries Ltd Adr — Monthly	2,626
22,101	21,209	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tokyu Fudosan Holdings Corp — Monthly	896
24,403	24,343	—	1/28/20	Federal Funds Effective Rate US minus 5.75% — Monthly	Top Glove Corp Bhd — Monthly	49
85,421	84,142	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Torchmark Corp — Monthly	1,289
140,188	138,458	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Transdigm Group Inc — Monthly	1,750
112,810	110,070	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Trinity Industries Inc — Monthly	2,754
120,978	121,183	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	(190)
21,867	20,843	—	1/27/20	Federal Funds Effective Rate US minus 4.00% — Monthly	Unilever Indonesia Tbk Pt — Monthly	660
19,771	21,358	—	1/27/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Universal Robina Corp — Monthly	(1,594)
101,237	101,317	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Vail Resorts Inc — Monthly	(69)
47,334	43,857	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Valeo Sa — Monthly	1,171
116,878	114,015	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Valmont Industries Inc — Monthly	2,880
112,338	108,915	—	1/29/20	Federal Funds Effective Rate US minus 0.69% — Monthly	Wabtec Corp — Monthly	3,434
186,887	189,183	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Watsco Inc — Monthly	(2,268)
109,085	104,191	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Webster Financial Corp — Monthly	4,907
9,783	9,467	—	1/29/20	Federal Funds Effective Rate US minus 0.39% — Monthly	Weibo Corp Adr — Monthly	318
39,840	38,946	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Weir Group Plc/The — Monthly	899
88,959	87,041	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	1,928
153,106	153,023	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Wendy's Co/The — Monthly	(731)
54,014	54,126	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Western Union Co/The — Monthly	(105)
126,646	127,348	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	White Mountains Insurance Group Ltd — Monthly	(684)
21,515	22,935	—	1/30/20	Federal Funds Effective Rate US minus 5.25% — Monthly	Win Semiconductors Corp — Monthly	(1,430)
52,657	54,117	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Worldline Sa — Monthly	(1,455)
19,695	18,902	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Wuxi Biologics Cayman Inc — Monthly	796
107,412	100,783	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Wynn Resorts Ltd — Monthly	6,642
28,202	27,039	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamazaki Baking Co Ltd — Monthly	1,167
51,149	51,604	—	1/29/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Zalando Ag — Monthly	(453)
2,557	2,502	—	1/29/20	Federal Funds Effective Rate US minus 31.50% — Monthly	Zall Smart Commerce Group Ltd — Monthly	50
9,697	10,101	—	1/29/20	Federal Funds Effective Rate US minus 1.25% — Monthly	Zhaojin Mining Industry Co Ltd — Monthly	(403)
8,109	8,285	—	1/29/20	Federal Funds Effective Rate US minus 12.75% — Monthly	Zhongan Online P&C Insurance Co Ltd — Monthly	(174)
44,593	44,997	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Zillow Group Inc — Monthly	(399)
46,911	47,451	—	1/29/20	Federal Funds Effective Rate US minus 0.55% — Monthly	Zillow Group Inc — Monthly	(535)
60,892	60,832	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Zoetis Inc — Monthly	67

Upfront premium received		—	Unrealized appreciation			340,749

Upfront premium (paid)		—	Unrealized (depreciation)			(330,895)

Total		$—			Total	$9,854

Key to holding's abbreviations
ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,721,511.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,349,750.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$465,832	$—	$—
Short-term investments	—	10,210,468	—

Totals by level	$465,832	$10,210,468	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$9,854	$—

Totals by level	$—	$9,854	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815
	Fair value	Fair value
Equity contracts	$340,749	$330,895

Total	$340,749	$330,895
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$36,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com